Trade Payables and Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade Payables and Other Current Liabilities
Trade payables	€ 6,923	€ 7,491	€ 8,372
Other current liabilities	6,838	4,998	4,871
Trade payables and other current liabilities	€ 13,761	€ 12,489	€ 13,243